SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Convertible Promissory Notes, Fair Value (Details) - USD ($) $ in Thousands	1 Months Ended	3 Months Ended	12 Months Ended
	Jan. 31, 2026	Mar. 31, 2026	Dec. 31, 2025
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Proceeds from convertible promissory notes		$ 4,300	$ 10,000
Change in fair value of convertible promissory notes		1,407	4,389
August 2025 notes
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Change in fair value of convertible promissory notes		$ 300	$ (4,389)
Convertible Promissory Note, January 2026 | Maximum [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Proceeds from convertible promissory notes	$ 5,340